9 CAPITAL STOCK: Schedule of Warrant Activity (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Warrant Activity

	Equity Classification		Liability Classification
	Number Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	16,468,688	0.19	3,870,000	C$0.15
Issued – Finder’s unit warrants	766,800	0.20	-	-
Issued – Financing warrants	11,161,363	0.63	-	-
Issued – Financing advisory warrants	330,795	0.63	-	-
Exercised – Finder’s unit warrants	(439,000)	0.20	-	-
Exercised – Financing warrants	(2,880,000)	0.20	-	-
Exercised – Financing warrants	-	-	(3,612,000)	$0.15
Outstanding, December 31, 2015	25,408,646	0.37	258,000	C$0.15
Exercised – Financing warrants	-	-	(158,000)	$0.15
Expired – Financing warrants	-	-	(100,000)	$0.15
Outstanding, December 31, 2016	25,408,646	0.38	-	-

Expired – Financing warrants	(11,492,158)	0.63
Expired – Financing warrants	(7,727,800)	0.20

Outstanding, December 31, 2017	6,188,688	0.13